RELATED PARTY TRANSACTIONS AND PAYABLES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 16, 2020	Jun. 30, 2021	Jul. 02, 2016	Dec. 31, 2020	Jul. 11, 2018
Related Party Transaction [Line Items]
Accounts payable, related parties		$ 92,494		$ 143,741
T D Holdings [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount			$ 2,000,000
Debt instrument, maturity date	Jun. 30, 2021		Apr. 01, 2020
Repayment of note	$ 1,500,000
Debt interest rate	12.00%
Loan payable		396,423
Stella Dearing [Member]
Related Party Transaction [Line Items]
Wages and salaries		$ 83,000
Rutherford [Member]
Related Party Transaction [Line Items]
Debt interest rate					10.00%
Accounts payable, related parties					$ 50,000